SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of useful lives of property, plant and equipment
Greenhouse and improvements	Straight-line	20 years
Buildings	Straight-line	20 years
Leasehold improvements	Straight-line	5-10 years
Production Equipment	Straight-line	5 years
Furniture and fixtures	Straight-line	5 years
Vehicles	Straight-line	5 years
Computer equipment	Straight-line	3 years
Computer software	Straight-line	1 year